Remuneration and other benefits paid to the Bank's directors and senior managers - Share-based Variable Remuneration - Senior Managers - Shares Delivered (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Remuneration of key personnel
Net charge to income	€ 88.0	€ 81.0	€ 96.0
Amount paid for retirement pension benefit	€ 260.0	20.0
Senior management
Remuneration of key personnel
Shares arising from the capital increase of July 2017	66,339
Maximum number of shares to be delivered	648,457
Holding period for shares issued in settlement of pension obligations	5 years
Pension system balance	€ 118.7	99.3
Net charge to income	€ 14.5	€ 12.9
Executive vice presidents | 2012 variable remuneration
Remuneration of key personnel
Number of shares delivered	0	251,445
Executive vice presidents | 2013 variable remuneration
Remuneration of key personnel
Number of shares delivered	226,766	271,996
Executive vice presidents | 2014 variable remuneration
Remuneration of key personnel
Number of shares delivered	318,690	379,978
Executive vice presidents | 2015 variable remuneration
Remuneration of key personnel
Number of shares delivered	349,725	0
Retired senior managers
Remuneration of key personnel
Shares arising from the capital increase of July 2017	3,233
Amount paid for retirement pension benefit	€ 0.0	€ 6.7
Capital insured by life and accident insurance	€ 53.6	€ 59.1
Maximum | Senior management | 2013 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered	0	271,996
Maximum | Senior management | 2014 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered	323,424	759,950
Maximum | Senior management | 2015 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered	1,296,424	1,981,670
Maximum | Senior management | Performance shares plan ILP (2015)
Remuneration of key personnel
Maximum number of shares to be delivered	1,050,087	1,339,506
Maximum | Senior management | Deferred conditional variable remuneration plan and linked to objectives (2016)
Remuneration of key personnel
Maximum number of shares to be delivered	1,854,495	1,954,431
Maximum | Senior management | Deferred conditional variable remuneration plan and linked to objectives (2017)
Remuneration of key personnel
Maximum number of shares to be delivered	1,779,302	0
Maximum | Banco Santander S.A. (Mexico) | Senior management | 2017 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered			225,564
Minimum | Senior management
Remuneration of key personnel
Discretionary pension contribution percentage	15.00%